BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 57.4%
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 1.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	290,000	$222,607	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,270,000	808,263	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	742,692	(a)
Level 3 Financing Inc., Senior Notes	3.750%	7/15/29	715,000	525,385	(a)
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	375,000	331,532

Total Diversified Telecommunication Services				2,630,479

Entertainment - 0.2%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	455,000	371,191	(a)

Interactive Media & Services - 1.1%
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	1,260,000	1,030,397	(a)
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	600,000	432,051	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	650,000	396,384	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	200,000	131,114	(a)
Weibo Corp., Senior Notes	3.375%	7/8/30	520,000	382,308

Total Interactive Media & Services				2,372,254

Media - 0.9%
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	158,018
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	1,260,000	1,198,128	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	567,568	(a)

Total Media				1,923,714

Wireless Telecommunication Services - 3.7%
Kenbourne Invest SA, Senior Notes	6.875%	11/26/24	1,030,000	971,573	(b)
NBN Co. Ltd., Senior Notes	2.625%	5/5/31	775,000	617,961	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	3,293,751	3,248,326	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	5.152%	3/20/28	2,100,000	2,056,704	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	495,000	383,101	(a)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	600,000	450,818	(a)

Total Wireless Telecommunication Services				7,728,483

TOTAL COMMUNICATION SERVICES				15,026,121

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 2.7%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,240,000	$1,095,292
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	1,330,000	1,180,265
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,070,000	923,753	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	420,000	340,826	(a)
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	2,330,000	2,158,794	(a)

Total Automobiles				5,698,930

Hotels, Restaurants & Leisure - 2.3%
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	1,180,000	986,557	(a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	490,000	459,662	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,250,000	1,086,725	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	2,480,000	2,325,447	(a)

Total Hotels, Restaurants & Leisure				4,858,391

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	615,000	554,230
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	1,250,000	905,823
Expedia Group Inc., Senior Notes	6.250%	5/1/25	500,000	503,793	(a)

Total Internet & Direct Marketing Retail				1,963,846

Leisure Products - 0.0%††
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	175,000	123,888	(a)

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,250,000	1,193,594	(a)

TOTAL CONSUMER DISCRETIONARY				13,838,649

CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	380,000	333,774	(a)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Notes	5.125%	2/1/28	335,000	314,614	(a)
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	269,528	(a)

TOTAL CONSUMER STAPLES				917,916

ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	590,000	570,884	(a)
Arab Petroleum Investments Corp., Senior Notes	1.483%	10/6/26	535,000	476,337	(a)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	2.742%	12/31/39	685,000	$495,536
Citgo Holding Inc., Senior Secured Notes	9.250%	8/1/24	600,000	596,178	(a)
CNX Resources Corp., Senior Notes	7.250%	3/14/27	109,000	106,254	(a)
CNX Resources Corp., Senior Notes	7.375%	1/15/31	1,670,000	1,637,034	(a)
Ecopetrol SA, Senior Notes	4.125%	1/16/25	685,000	629,470
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	230,000	216,775	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	645,000	572,438	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	2,180,000	1,858,450	(b)
Geopark Ltd., Senior Notes	5.500%	1/17/27	650,000	508,370	(a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	1,830,000	1,729,350	(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,310,000	2,217,184	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	4,370,000	4,146,868	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	455,000	421,071	(a)
Talos Production Inc., Secured Notes	12.000%	1/15/26	1,120,000	1,169,582
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	1,250,000	1,128,289	(a)
Valero Energy Corp., Senior Notes	3.650%	12/1/51	1,585,000	1,083,459

TOTAL ENERGY				19,563,529

FINANCIALS - 12.3%
Banks - 2.5%
Banco do Brasil SA, Senior Notes	3.250%	9/30/26	480,000	425,136	(a)
HSBC Holdings PLC, Senior Notes (4.292% to 9/12/25 then 3 mo. USD LIBOR + 1.348%)	4.292%	9/12/26	600,000	566,314	(c)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	340,000	213,350	(c)(d)
SVB Financial Group, Senior Notes	1.800%	2/2/31	1,290,000	924,864
Synchrony Bank, Senior Notes	5.400%	8/22/25	2,360,000	2,303,082
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 1 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,080,000	931,535	(c)

Total Banks				5,364,281

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 7.7%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	$514,325	(a)
Ares Capital Corp., Senior Notes	3.250%	7/15/25	745,000	681,185
Ares Capital Corp., Senior Notes	2.150%	7/15/26	2,294,000	1,925,179
Ares Capital Corp., Senior Notes	2.875%	6/15/28	300,000	236,584
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	500,000	392,016	(a)
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	952,627
Blackstone Private Credit Fund, Senior Notes	2.625%	12/15/26	565,000	464,494
Blackstone Secured Lending Fund, Senior Notes	2.125%	2/15/27	480,000	387,758
Blackstone Secured Lending Fund, Senior Notes	2.850%	9/30/28	250,000	189,857
FS KKR Capital Corp., Senior Notes	3.125%	10/12/28	725,000	563,703
Goldman Sachs Group Inc., Senior Notes (0.673% to 3/8/23 then SOFR + 0.572%)	0.673%	3/8/24	1,165,000	1,139,158	(c)
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	1,080,000	906,576
Golub Capital BDC Inc., Senior Notes	2.050%	2/15/27	65,000	52,203
Hercules Capital Inc., Senior Notes	2.625%	9/16/26	1,868,000	1,530,659
Main Street Capital Corp., Senior Notes	5.200%	5/1/24	270,000	267,724
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	1,215,000	1,024,294
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	560,000	526,588
Owl Rock Capital Corp., Senior Notes	2.625%	1/15/27	365,000	295,400
Owl Rock Core Income Corp., Senior Notes	3.125%	9/23/26	1,300,000	1,094,327
Owl Rock Core Income Corp., Senior Notes	7.750%	9/16/27	510,000	502,894	(a)
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	685,000	617,283	(a)
Owl Rock Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	723,397	(a)
UBS AG, Senior Notes	0.700%	8/9/24	220,000	203,378	(a)
XP Inc., Senior Notes	3.250%	7/1/26	1,405,000	1,216,308	(a)

Total Capital Markets				16,407,917

Consumer Finance - 1.1%
Blackstone Secured Lending Fund, Senior Notes	3.650%	7/14/23	90,000	89,028
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	980,000	895,809
World Acceptance Corp., Senior Notes	7.000%	11/1/26	2,000,000	1,245,798	(a)

Total Consumer Finance				2,230,635

Diversified Financial Services - 0.4%
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	736,267	(a)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Insurance - 0.6%
Athene Global Funding, Secured Notes	0.914%	8/19/24	1,360,000		$1,241,915	(a)

TOTAL FINANCIALS					25,981,015

HEALTH CARE - 2.6%
Health Care Providers & Services - 0.4%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	960,000		832,759	(a)

Pharmaceuticals - 2.2%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	2,500,000		2,342,275	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	71,000		70,469
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,265,000		1,224,128
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000		195,009
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,015,000		834,173

Total Pharmaceuticals					4,666,054

TOTAL HEALTH CARE					5,498,813

Industrials - 6.5%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	4.875%	5/1/25	595,000		581,147
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	535,000		504,123	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	1,160,000		1,127,160	(a)

Total Aerospace & Defense					2,212,430

Air Freight & Logistics - 0.1%
FedEx Corp., Senior Notes	0.450%	5/4/29	370,000	EUR	278,649

Airlines - 3.4%
Air Canada, Senior Secured Notes	3.875%	8/15/26	665,000		571,900	(a)
Air Canada Pass-Through Trust	5.250%	4/1/29	1,241,511		1,169,312	(a)
Air Canada Pass-Through Trust	3.300%	1/15/30	318,080		275,278	(a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	1,190,000		1,124,175	(a)
American Airlines Group Inc. Pass-Through Trust	4.375%	10/1/22	1,327,794		1,327,728
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	781,000		758,551	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Gol Finance SA, Senior Secured Notes	8.000%	6/30/26	710,000	$435,812	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,458,250	1,430,018	(a)

Total Airlines				7,092,774

Commercial Services & Supplies - 0.1%
Harsco Corp., Senior Notes	5.750%	7/31/27	395,000	247,516	(a)

Construction & Engineering - 0.5%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	1,390,000	1,106,502	(a)

Industrial Conglomerates - 0.3%
Siemens Financieringsmaatschappij NV, Senior Notes	0.650%	3/11/24	600,000	565,600	(a)

Professional Services - 0.4%
Block Financial LLC, Senior Notes	3.875%	8/15/30	945,000	808,322

Road & Rail - 0.3%
Rumo Luxembourg Sarl, Senior Notes	4.200%	1/18/32	675,000	524,742	(a)

Trading Companies & Distributors - 0.4%
Air Lease Corp., Senior Notes	0.800%	8/18/24	580,000	528,784
Ashtead Capital Inc., Senior Notes	5.500%	8/11/32	420,000	390,487	(a)

Total Trading Companies & Distributors				919,271

TOTAL INDUSTRIALS				13,755,806

INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	7.125%	7/1/28	830,000	642,503	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	600,000	553,380	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	895,000	746,439	(a)

Total Communications Equipment				1,942,322

Electronic Equipment, Instruments & Components - 1.7%
Jabil Inc., Senior Notes	3.600%	1/15/30	1,600,000	1,338,845
Vontier Corp., Senior Notes	1.800%	4/1/26	2,010,000	1,711,133
Vontier Corp., Senior Notes	2.400%	4/1/28	610,000	477,554

Total Electronic Equipment, Instruments & Components				3,527,532

IT Services - 0.1%
Global Payments Inc., Senior Notes	1.200%	3/1/26	360,000	310,225

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Inc., Senior Notes	1.950%	2/15/28	1,010,000	$829,190	(a)
Broadcom Inc., Senior Notes	3.137%	11/15/35	910,000	639,548	(a)
Intel Corp., Senior Notes	4.150%	8/5/32	890,000	811,712

Total Semiconductors & Semiconductor Equipment				2,280,450

Software - 0.9%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	1,310,000	1,118,164	(a)
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,026,000	847,486	(a)

Total Software				1,965,650

Technology Hardware, Storage & Peripherals - 0.4%
HP Inc., Senior Notes	4.750%	1/15/28	840,000	789,660

TOTAL INFORMATION TECHNOLOGY				10,815,839

MATERIALS - 4.8%
Chemicals - 0.7%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	610,000	463,615	(a)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	1,235,000	1,091,308	(a)

Total Chemicals				1,554,923

Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Secured Notes	4.125%	8/15/26	1,020,000	850,491	(a)
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	1,030,000	829,335	(a)
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	1,339,000	1,172,942	(a)
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, Senior Secured Notes	4.000%	10/15/27	630,000	529,451	(a)

Total Containers & Packaging				3,382,219

Metals & Mining - 2.5%
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	2,000,000	1,962,460	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,705,000	1,538,302	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	650,000	541,073	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	1,505,000	1,199,214	(a)

Total Metals & Mining				5,241,049

TOTAL MATERIALS				10,178,191

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	7

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp., Senior Notes	1.600%	4/15/26	405,000	$353,478
Crown Castle International Corp., Senior Notes	1.050%	7/15/26	705,000	596,360
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, Senior Secured Notes	7.875%	2/15/25	2,140,000	2,091,850	(a)

TOTAL REAL ESTATE				3,041,688

UTILITIES - 1.4%
Electric Utilities - 0.9%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	855,000	675,112	(a)
DPL Inc., Senior Notes	4.125%	7/1/25	1,285,000	1,184,241

Total Electric Utilities				1,859,353

Gas Utilities - 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	1,220,000	1,167,015

TOTAL UTILITIES				3,026,368

TOTAL CORPORATE BONDS & NOTES (Cost - $138,325,123)				121,643,935

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 15.3%
Bellemeade RE Ltd., 2020-2A M2 (1 mo. USD LIBOR + 6.000%)	9.084%	8/26/30	6,550,000	6,667,083	(a)(c)
Bellemeade Re Ltd., 2020-3A M2 (1 mo. USD LIBOR + 4.850%)	7.934%	10/25/30	690,000	685,344	(a)(c)
BX Commercial Mortgage Trust, 2021-VOLT F (1 mo. USD LIBOR + 2.400%)	5.218%	9/15/36	260,000	239,970	(a)(c)
Eagle RE Ltd., 2019-1 M2 (1 mo. USD LIBOR + 3.300%)	6.384%	4/25/29	1,609,196	1,576,601	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	8.184%	6/25/50	1,016,382	1,028,536	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA4 B1 (1 mo. USD LIBOR + 5.250%)	8.334%	9/25/50	685,000	682,547	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	5.331%	1/25/34	1,935,000	1,723,839	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (1 mo. USD LIBOR + 4.200%)	7.284%	2/25/47	3,910,000	3,835,479	(a)(c)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	6.281%	11/25/50	1,500,000	$1,372,661	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA5 M2R (30 Day Average SOFR + 0.850%)	3.131%	11/25/50	3,051,552	2,973,500	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	4.581%	8/25/33	930,000	902,051	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-HQA1 M2 (30 Day Average SOFR + 2.250%)	4.531%	8/25/33	2,555,000	2,347,234	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C02 2M2C (1 mo. USD LIBOR + 3.650%)	6.734%	9/25/29	845,000	847,000	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 2M2 (1 mo. USD LIBOR + 2.800%)	5.884%	2/25/30	741,130	738,629	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R01 2B1 (1 mo. USD LIBOR + 4.350%)	7.434%	7/25/31	60,000	60,362	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	7.184%	7/25/39	720,678	714,838	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	6.484%	10/25/39	115,000	110,625	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	6.334%	1/25/40	1,450,000	1,324,813	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R02 2M2 (1 mo. USD LIBOR + 2.000%)	5.084%	1/25/40	4,412,116	4,327,486	(a)(c)
GS Mortgage Securities Corp. Trust, 2019-70P A (1 mo. USD LIBOR + 1.000%)	3.818%	10/15/36	160,000	154,382	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $33,882,232)				32,312,980

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	9

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.1%
U.S. Government Obligations - 14.1%
U.S. Treasury Bonds	2.250%	2/15/52	17,160,000		$12,473,175
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	3.332%	10/31/23	3,370,000		3,373,567	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.037%)	3.334%	7/31/24	14,150,000		14,133,928	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $30,354,113)					29,980,670

SOVEREIGN BONDS - 5.4%
Brazil - 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	13,420,000	BRL	2,210,030

Canada - 0.6%
CPPIB Capital Inc., Senior Notes	0.500%	9/16/24	1,400,000		1,298,533	(a)

Colombia - 1.0%
Colombian TES, Bonds	7.000%	3/26/31	13,350,000,000	COP	2,060,935

France - 1.1%
French Republic Government Bond OAT	0.750%	5/25/52	4,140,000	EUR	2,302,388	(b)

Germany - 0.7%
Bundesrepublik Deutschland Bundesanleihe, Senior Notes	0.000%	8/15/52	2,630,000	EUR	1,387,825	(b)

Peru - 1.0%
Peru Government Bond, Senior Notes	6.150%	8/12/32	5,270,000	PEN	1,092,920
Peru Government Bond, Senior Notes	5.350%	8/12/40	6,220,000	PEN	1,069,410

Total Peru					2,162,330

TOTAL SOVEREIGN BONDS (Cost - $13,612,243)					11,422,041

CONVERTIBLE BONDS & NOTES - 1.6%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,949,000		2,036,284

INFORMATION TECHNOLOGY - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Western Digital Corp., Senior Notes	1.500%	2/1/24	1,490,000		1,418,471

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,400,639)					3,454,755

ASSET-BACKED SECURITIES - 1.2%
DT Auto Owner Trust, 2019-2A E	4.460%	5/15/26	805,000		793,854	(a)
DT Auto Owner Trust, 2021-1A E	2.380%	1/18/28	1,800,000		1,664,372	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,620,398)					2,458,226

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Flutter Entertainment PLC, Third Amendment 2028 Term Loan B (Cost - $977,500)	—	9/16/28	1,000,000	$977,810	(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $224,172,248)				202,250,417

			SHARES
SHORT-TERM INVESTMENTS - 3.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $8,105,874)	2.615%		8,105,874	8,105,874	(g)

TOTAL INVESTMENTS - 99.3% (Cost - $232,278,122)				210,356,291
Other Assets in Excess of Liabilities - 0.7%				1,510,485

TOTAL NET ASSETS - 100.0%				$211,866,776

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	All or a portion of this loan is unfunded as of September 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $8,105,874 and the cost was $8,105,874 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	11

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this schedule:

BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
COP	—	Colombian Peso
EUR	—	Euro
LIBOR	—	London Interbank Offered Rate
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	324	12/22	$47,812,402	$44,388,000	$(3,424,402)

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,934,692	COP	8,450,000,000	JPMorgan Chase & Co.	10/27/22	$111,432
USD	3,135,491	EUR	3,050,000	HSBC Securities Inc.	11/2/22	139,529
EUR	1,140,000	USD	1,118,266	JPMorgan Chase & Co.	11/2/22	1,536
USD	2,028,548	EUR	1,980,000	National Australia Bank Ltd.	11/2/22	83,629

Total						$336,126

Abbreviation(s) used in this table:

COP	—	Colombian Peso
EUR	—	Euro
USD	—	United States Dollar

At September 30, 2022, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$40,000	12/20/22	0.617%	1.000% quarterly	$34	$(76)	$110

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.31 Index	$20,141,200		12/20/23	5.000% quarterly	$282,354	$743,474	$(461,120)
Markit CDX.NA.IG.34 Index	14,685,000		6/20/25	1.000% quarterly	5,639	85,337	(79,698)
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	144	34	110
Markit iTraxx Europe Index	5,150,000	EUR	6/20/25	1.000% quarterly	(5,274)	74,067	(79,341)

Total					$282,863	$902,912	$(620,049)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

14

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$121,643,935	—	$121,643,935
Collateralized Mortgage Obligations	—	32,312,980	—	32,312,980
U.S. Government & Agency Obligations	—	29,980,670	—	29,980,670
Sovereign Bonds	—	11,422,041	—	11,422,041
Convertible Bonds & Notes	—	3,454,755	—	3,454,755
Asset-Backed Securities	—	2,458,226	—	2,458,226
Senior Loans	—	977,810	—	977,810

Total Long-Term Investments	—	202,250,417	—	202,250,417

Short-Term Investments†	$8,105,874	—	—	8,105,874

Total Investments	$8,105,874	$202,250,417	—	$210,356,291

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$336,126	—	$336,126
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	34	—	34
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	110	—	110

Total Other Financial Instruments	—	$336,270	—	$336,270

Total	$8,105,874	$202,586,687	—	$210,692,561

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$3,424,402	—	—	$3,424,402
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	$620,159	—	620,159

Total	$3,424,402	$620,159	—	$4,044,561

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

16

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$26,246,273	$191,510,907	191,510,907	$209,651,306	209,651,306

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$83,955	—	$8,105,874

17